GENERAL	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

a.
Bio Blast Pharma Ltd. (the “Parent”) was incorporated in Israel and commenced its operations on January 22, 2012. In January 2015, a wholly-owned subsidiary of the Parent was established in the state of Delaware named Bio Blast Pharma Inc. (the “Subsidiary”). The Parent and the Subsidiary (together the “Company”) are a clinical-stage biotechnology company committed to developing clinically meaningful therapies for patients with rare and ultra-rare genetic diseases. The Company is building a diverse portfolio of product candidates with the potential to address unmet medical needs for incurable diseases. The Company’s platforms are based on in depth understanding of the disease-causing biological processes, and potentially offer solutions for several diseases that share the same biological pathology. The Company seeks to identify therapeutic platforms that offer solutions for several diseases that share a common pathophysiological mechanism. The Company’s objective is to conduct additional clinical trials for its products and, if those trials are successful, seek marketing approval from the U.S. Food and Drug Administration (the “FDA”) and other worldwide regulatory bodies. The Company’s Ordinary shares are traded on the “NASDAQ Global Market”.

b.
The Company is engaged in the research and development of products in the biopharmaceutical field, The Company has not generated revenue from the sale of any product, and does not expect to generate significant revenue unless and until it obtains marketing approval, and successfully commercializes its products. The Company recorded a net loss of $15,365 during the year ended December 31, 2015 and as of December 31, 2015 the Company had an accumulated deficit of $23,787. As of December 31, 2015, the Company’s cash and short term bank deposits were $19,332. In March 2016, the Company raised $6,700   in gross proceeds, or approximately $6,100 net after deduction of underwriting fees and expenses in a registered direct offering of its Ordinary shares, plus five and one-half year warrant, to purchase additional Ordinary shares. Existing cash is sufficient to fund the Company’s operations at least to the end of the second quarter of 2017 based on its current plan, which includes the commencement of one Phase 2b double blind placebo controlled study of trehalose 90mg/mL IV solution during 2016. Additional funding beyond its existing cash resources will be required to entirely cover the cost of the Phase 2b study and the underlying expense of the Company’s operations while the study is ongoing. Should the Company be unable to obtain the additional funding required to complete the clinical study, it may reduce its activities until it has sufficient resources to do so.